Fair Value - Summary of Key Assumptions for determining redeemable convertible preferred stock warrants (Details) - Redeemable convertible preferred stock warrants	Dec. 31, 2020	Dec. 31, 2019
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	60
Expected dividend rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0
Minimum | Expected term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	2
Minimum | Risk free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.23
Maximum | Expected term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	9
Maximum | Risk free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	2.11
Weighted Average | Expected term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		6.36
Weighted Average | Risk free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		1.72